Derivative Financial Instruments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Derivative Financial Instruments
9	Derivative Financial Instruments

(a)	Notional amounts (1)
The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Commodity and other contracts includes energy, precious metals other than gold and other commodities.

	2025			2024
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$763,135	$–	$763,135	$606,019	$–	$606,019
Options purchased	2,686	–	2,686	5,848	–	5,848
Options written	2,545	–	2,545	5,430	–	5,430
	768,366	–	768,366	617,297	–	617,297
Over-the-counter:
Forward rate agreements	315	–	315	215	–	215
Swaps	467,384	58,791	526,175	427,122	53,481	480,603
Options purchased	84,306	–	84,306	45,572	–	45,572
Options written	83,090	–	83,090	49,595	–	49,595
	635,095	58,791	693,886	522,504	53,481	575,985
Over-the-counter (settled through central counterparties):
Forward rate agreements	157,033	–	157,033	86,657	–	86,657
Swaps	8,630,261	344,717	8,974,978	5,694,823	278,314	5,973,137
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	8,787,294	344,717	9,132,011	5,781,480	278,314	6,059,794
Total	$10,190,755	$403,508	$10,594,263	$6,921,281	$331,795	$7,253,076
Foreign exchange and gold contracts
Exchange-traded:
Futures	$18,665	$–	$18,665	$21,952	$–	$21,952
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	18,665	–	18,665	21,952	–	21,952
Over-the-counter:
Spot and forwards	581,518	20,870	602,388	541,732	21,156	562,888
Swaps	869,035	102,579	971,614	771,246	108,558	879,804
Options purchased	32,750	–	32,750	25,135	–	25,135
Options written	46,781	–	46,781	36,390	–	36,390
	1,530,084	123,449	1,653,533	1,374,503	129,714	1,504,217
Over-the-counter (settled through central counterparties):
Spot and forwards	34,708	–	34,708	24,865	–	24,865
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	34,708	–	34,708	24,865	–	24,865
Total	$1,583,457	$123,449	$1,706,906	$1,421,320	$129,714	$1,551,034
Other derivative contracts
Exchange-traded:
Equity	$128,297	$–	$128,297	$59,329	$–	$59,329
Credit	–	–	–	–	–	–
Commodity and other contracts	39,897	–	39,897	46,304	–	46,304
	168,194	–	168,194	105,633	–	105,633
Over-the-counter:
Equity	131,393	1,284	132,677	83,455	965	84,420
Credit	20,457	–	20,457	18,086	–	18,086
Commodity and other contracts	40,993	–	40,993	36,596	–	36,596
	192,843	1,284	194,127	138,137	965	139,102
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	7,374	–	7,374	9,069	–	9,069
Commodity and other contracts	501	–	501	251	–	251
	7,875	–	7,875	9,320	–	9,320
Total	$368,912	$1,284	$370,196	$253,090	$965	$254,055
Total notional amounts outstanding	$12,143,124	$528,241	$12,671,365	$8,595,691	$462,474	$9,058,165

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

(b)	Remaining term to maturity
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2025 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$617,714	$145,421	$–	$763,135
Forward rate agreements	122,168	34,865	315	157,348
Swaps	4,604,519	3,089,234	1,807,400	9,501,153
Options purchased	66,995	17,710	2,287	86,992
Options written	51,546	21,347	12,742	85,635
	5,462,942	3,308,577	1,822,744	10,594,263
Foreign exchange and gold contracts
Futures	16,134	2,482	49	18,665
Spot and forwards	593,082	37,899	6,115	637,096
Swaps	243,425	489,190	238,999	971,614
Options purchased	25,053	7,183	514	32,750
Options written	37,985	8,230	566	46,781
	915,679	544,984	246,243	1,706,906
Other derivative contracts
Equity	195,981	63,216	1,777	260,974
Credit	16,976	8,308	2,547	27,831
Commodity and other contracts	61,121	20,102	168	81,391
	274,078	91,626	4,492	370,196
Total	$6,652,699	$3,945,187	$2,073,479	$12,671,365

As at October 31, 2024 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$478,886	$127,133	$–	$606,019
Forward rate agreements	85,447	1,217	208	86,872
Swaps	2,190,218	2,760,062	1,503,460	6,453,740
Options purchased	30,562	18,095	2,763	51,420
Options written	23,960	19,897	11,168	55,025
	2,809,073	2,926,404	1,517,599	7,253,076
Foreign exchange and gold contracts
Futures	16,289	5,663	–	21,952
Spot and forwards	543,486	38,039	6,228	587,753
Swaps	210,318	455,694	213,792	879,804
Options purchased	18,121	6,788	226	25,135
Options written	28,533	7,662	195	36,390
	816,747	513,846	220,441	1,551,034
Other derivative contracts
Equity	103,234	39,521	994	143,749
Credit	12,661	9,553	4,941	27,155
Commodity and other contracts	57,307	25,467	377	83,151
	173,202	74,541	6,312	254,055
Total	$3,799,022	$3,514,791	$1,744,352	$9,058,165

(c)	Credit risk
As with other financial assets, derivative instruments are subject to credit risk. Credit risk arises from the possibility that counterparties may default on their obligations to the Bank. However, whereas the credit risk of other financial assets is represented by the principal amount net of any applicable allowance for credit losses, the credit risk associated with derivatives is normally a small fraction of the notional amount of the derivative instrument.
Derivative contracts generally expose the Bank to credit loss if changes in market rates affect a counterparty’s position unfavourably and the counterparty defaults on payment. Accordingly, exposure to credit risk of derivatives is represented by the positive fair value of the instrument.
Negotiated
over-the-counter
derivatives generally present greater credit exposure than exchange-traded contracts. The net change in the exchange-traded contracts is normally settled daily in cash with the exchange. Holders of these contracts look to the exchange for performance under the contract.
The Bank strives to limit credit risk by dealing with counterparties that it believes are creditworthy, and investment grade counterparties account for a significant portion of the credit risk exposure arising from the Bank’s derivative transactions as at October 31, 2025. To control credit risk associated with derivatives, the Bank uses similar credit risk management activities and procedures to the approaches used in the lending business in assessing and adjudicating exposure. The Bank utilizes a risk metric, potential future exposure (PFE) for derivatives, to measure utilization against established credit limits to the counterparty. PFE measures the effect that changes in the market have on derivative exposures throughout the lifetime of the counterparties’ trades. Additionally, PFE considers risk mitigants such as netting and collateralization. PFE limits and utilization for derivatives counterparties are authorized and monitored by the Bank’s risk management unit.
The Bank obtains the benefit of netting by entering into master netting arrangements with counterparties (typically industry standard International Swaps and Derivatives Association (ISDA) agreements), which allow for a single net settlement of all transactions covered by that agreement in the event of a default or early termination of the transactions. In this manner, the credit risk associated with favourable contracts is eliminated by the master netting arrangement to the extent that unfavourable contracts with the same counterparty are not settled before favourable contracts.
Collateralization is typically documented by way of an ISDA Credit Support Annex (CSA), the terms of which may vary according to each party’s view of the other party’s creditworthiness. CSAs can require one party to post initial margin at the onset of each transaction. CSAs also allow for variation margin to be called if total uncollateralized mark-to-market
exposure exceeds an agreed upon threshold. Such variation margin provisions can be one way (only one party will ever post collateral) or bi-lateral
(either party may post collateral depending upon which party is in-the-money).
The CSA will also detail the types of collateral that are acceptable to each party, and the adjustments that will be applied against each collateral type. The terms of the ISDA master netting agreements and CSAs are taken into consideration in the calculation of counterparty credit risk exposure (see also page 90 of the 2025 Annual Report).
Derivative instruments used by the Bank include credit derivatives in its investment and loan portfolios: credit protection is sold as an alternative to acquiring exposure to bond or loan assets, and bought to manage or mitigate credit exposures.
The following table summarizes the credit exposure of the Bank’s derivative financial instruments. The credit risk amount (CRA) represents the estimated replacement cost, or positive fair value, for all contracts. CRA takes into account master netting or collateral arrangements that have been made
1
. CRA does not reflect actual or expected losses.
The credit equivalent amount (CEA) is the exposure at default (EAD) prescribed in the Capital Adequacy Requirements (CAR) Guidelines of the Office of the Superintendent of Financial Institutions (OSFI). The risk-weighted asset is calculated by multiplying the CEA by the capital requirement (K) times 12.5, where K is a function of the probability of default (PD), loss given default (LGD), maturity and prescribed correlation factors. Commodity and other contracts includes energy, precious metals other than gold, and other commodities.

	2025				2024
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets
Interest rate contracts
Futures	$763,135	$–	$73	$3	$606,019	$–	$27	$1
Forward rate agreements	157,348	61	38	22	86,872	70	88	57
Swaps	9,501,153	2,769	4,402	1,123	6,453,740	4,052	4,157	876
Options purchased	86,992	18	163	51	51,420	13	229	56
Options written	85,635	–	31	6	55,025	–	16	4
	10,594,263	2,848	4,707	1,205	7,253,076	4,135	4,517	994
Foreign exchange and gold contracts
Futures	18,665	–	891	18	21,952	–	354	7
Spot and forwards	637,096	1,741	5,758	1,417	587,753	1,560	4,868	1,168
Swaps	971,614	53	9,603	2,132	879,804	40	7,965	1,472
Options purchased	32,750	399	592	210	25,135	343	633	214
Options written	46,781	–	52	13	36,390	–	19	4
	1,706,906	2,193	16,896	3,790	1,551,034	1,943	13,839	2,865
Other derivative contracts
Equity	260,974	1,726	12,157	2,115	143,749	1,586	10,848	1,742
Credit	27,831	105	131	50	27,155	107	141	29
Commodity and other contracts	81,391	1,807	3,419	452	83,151	1,098	3,259	487
	370,196	3,638	15,707	2,617	254,055	2,791	14,248	2,258
Credit Valuation Adjustment	–	–	–	5,394	–	–	–	4,631
Total derivatives	$12,671,365	$8,679	$37,310	$13,006	$9,058,165	$8,869	$32,604	$10,748
Amount settled through central counterparties (2)
Exchange-traded	955,225	–	5,175	122	744,882	–	5,158	117
Over-the-counter	9,174,594	–	861	17	6,093,979	–	1,063	21
	$10,129,819	$–	$6,036	$139	$6,838,861	$–	$6,221	$138

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $37,853 (2024 – $35,510) for CRA, and $102,031 (2024 – $87,284) for CEA.

(2)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

(d)	Fair value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2025		2025		2024
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$90	$69	$61	$91	$70	$72
Swaps	7,398	11,440	6,865	10,294	7,767	9,357
Options	454	500	261	443	803	496
	7,942	12,009	7,187	10,828	8,640	9,925
Foreign exchange and gold contracts
Forwards	6,568	5,929	6,726	5,332	6,672	5,482
Swaps	11,439	13,833	11,107	14,814	11,110	14,272
Options	604	575	538	494	492	446
	18,611	20,337	18,371	20,640	18,274	20,200
Other derivative contracts
Equity	5,582	7,543	7,350	10,114	4,469	4,844
Credit	230	28	273	26	182	47
Commodity and other contracts	2,516	3,545	2,610	2,909	2,102	2,560
	8,328	11,116	10,233	13,049	6,753	7,451
Trading derivatives’ market valuation	$34,881	$43,462	$35,791	$44,517	$33,667	$37,576
Hedging
Interest rate contracts
Swaps			$2,620	$6,361	$2,944	$7,983
Foreign exchange and gold contracts
Forwards			46	847	410	255
Swaps			7,995	4,306	7,320	5,445
			$8,041	$5,153	$7,730	$5,700
Other derivative contracts
Equity			$79	$–	$38	$1
Hedging derivatives’ market valuation			$10,740	$11,514	$10,712	$13,684
Total derivative financial instruments as per Statement of Financial Position			$46,531	$56,031	$44,379	$51,260

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2024 was: favourable $29,999 and unfavourable $32,133. Average fair value amounts are based on the latest 13 month-end
balances.

(e)	Hedging activities
The Bank manages interest rate risk, foreign currency risk and equity risk through hedge accounting transactions.
Interest rate risk
Single-currency interest rate swaps are used to hedge interest rate risk exposure. In fair value hedges of interest rate risk, the interest rate exposure from fixed rate assets and liabilities is converted from fixed to floating rate exposure. In cash flow hedges of interest rate risk, the interest rate exposure from floating rate assets and liabilities is converted from floating to fixed rate exposure. The Bank generally hedges interest rate risk only to the extent of benchmark interest rates.
Foreign currency risk
In fair value hedges, cross-currency swaps and single-currency interest rate swaps are used to manage foreign currency exposure in conjunction with interest rate exposure. Cross-currency interest rate swaps or a combination of cross-currency basis swaps and single-currency interest rate swaps are mainly used to convert a foreign currency fixed rate exposure to a functional currency floating rate exposure. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In cash flow hedges, cross-currency interest rate swaps, single-currency interest rate swaps, foreign currency forwards and foreign currency assets or liabilities are used to manage foreign currency exposure, or a combined foreign currency and interest rate exposure. Cross-currency interest rate swaps are used to offset the foreign currency exposure by exchanging the interest cash flows in one currency to another currency. Single-currency interest rate swaps may be used in conjunction with cross-currency swaps to convert the foreign currency exposure or resulting functional currency exposure from floating to fixed. Foreign currency forwards and foreign currency denominated assets and liabilities are used to offset the exposure arising from highly probable future cash flows, including purchase considerations for business acquisitions and sale proceeds for business divestitures that are denominated in a foreign currency. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In net investment hedges, the Bank designates foreign currency liabilities and foreign currency forwards as hedging instruments to manage foreign currency exposure. The designated non-derivative
liabilities are denominated in the functional currency of the net investment, such that the foreign currency translation impact from the net investment will be offset by the foreign currency impact from the designated liabilities. The foreign currency forward contracts are structured to sell the functional currency of the net investment in return for the Bank’s functional currency.
Equity risk
Equity risk is created by the Bank’s share-based compensation plans awarded to employees. In cash flow hedges, total return swaps are mainly used to offset the equity exposure by exchanging interest payments for payments based on the returns on the underlying shares.

For all of the risks identified above, the economic relationship and hedge ratio are determined using a qualitative and quantitative assessment. This assessment incorporates comparison of critical terms of the hedged and hedging item, and regression analysis. For regression analysis, a hedging relationship is considered highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8 or greater; slope of the regression is within a
0.8-1.25
range; and confidence level of the slope is at least 95%. The main sources of hedge ineffectiveness include the following:

•	The use of different discount curves to value the hedged item and the hedging derivative in fair value hedges, in order to reflect the reduced credit risk of collateralized derivatives;
•	Differences in key terms such as the underlying reference interest rate tenor, reset/settlement frequency and floating spread between the hedging instruments and the hedged item.
The Bank has elected to continue to apply the hedge accounting requirements of IAS 39. However, the Bank has implemented the additional hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “
Financial Instruments: Disclosures
”.
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2025				2024
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$53,192	$155,430	$31,966	$240,588	$32,689	$137,123	$25,427	$195,239
Foreign currency/interest rate risk – swaps	–	420	–	420	–	–	–	–

Cash flow hedges
Interest rate risk – swaps	57,151	73,038	9,315	139,504	29,411	72,802	13,160	115,373
Foreign currency/interest rate risk – swaps	6,542	16,892	5,485	28,919	5,516	19,291	4,359	29,166
Foreign currency risk
Swaps	44,824	88,035	15,142	148,001	50,198	93,095	19,808	163,101
Foreign currency forwards	266	–	–	266	–	–	–	–
Cash	92	–	–	92	74	–	–	74
Equity risk – total return swaps	576	708	–	1,284	278	687	–	965

Net investment hedges
Foreign currency risk
Foreign currency forwards	20,604	–	–	20,604	21,156	–	–	21,156
Deposit liabilities	6,287	–	–	6,287	7,571	–	–	7,571
Total	$189,534	$334,523	$61,908	$585,965	$146,893	$322,998	$62,754	$532,645

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

The following table shows the average rate or price of significant hedging instruments.

	2025			2024
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	2.98%	n/a	n/a	3.16%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	3.26%	n/a	n/a	3.16%	n/a	n/a
Foreign currency/interest rate risk – swaps
USD-CAD	2.00%	1.31	n/a	1.89%	1.30	n/a
Foreign currency risk
Swaps
USD-CAD	n/a	1.34	n/a	n/a	1.31	n/a
EUR-CAD	n/a	1.47	n/a	n/a	1.46	n/a
GBP-CAD	n/a	1.74	n/a	n/a	1.70	n/a
Equity price risk – total return swaps	n/a	n/a	$68.85	n/a	n/a	$69.11

Net investment hedges
Foreign currency risk – foreign currency forwards
USD-CAD	n/a	1.37	n/a	n/a	1.35	n/a
CLP-CAD	n/a	0.0014	n/a	n/a	0.0014	n/a
MXN-CAD	n/a	0.07	n/a	n/a	0.07	n/a
PEN-CAD	n/a	0.38	n/a	n/a	0.36	n/a

(1)	The notional weighted average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities.
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2025 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,542	$(2,408)	$73	$(95)	$(22)
Investment securities			(493)	481	(12)	$79,836	$1,519	$(679)
Loans			(402)	388	(14)	109,149	287	112
Deposit liabilities			906	(902)	4	(72,001)	90	212
Subordinated debentures			62	(62)	–	(4,131)	(41)	–

Foreign currency/interest
rate risk – swaps	–	(23)	6	(6)	–	(432)	(6)	–
Deposit liabilities	–	(23)	6	(6)	–	(432)	(6)	–
Total	$1,542	$(2,431)	$79	$(101)	$(22)	$112,421	$1,849	$(355)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2025.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item, except for investment securities which are carried at fair value.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/ (losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$2,064	$(2,672)	$(197)	$160	$(37)
Investment securities			(1,493)	1,484	(9)	$72,595	$1,274	$(1,392)
Loans			(876)	851	(25)	91,354	(35)	(268)
Deposit liabilities			1,955	(1,959)	(4)	(71,363)	986	446
Subordinated debentures			217	(216)	1	(4,293)	21	(1)
Total	$2,064	$(2,672)	$(197)	$160	$(37)	$88,293	$2,246	$(1,215)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item, except for investment securities which are carried at fair value.

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2025 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,969	$(3,746)	$171	$169	$(5)
Foreign currency/interest rate risk – swaps	200	(1,949)	173	166	5
Foreign currency risk
Swaps	6,904	(2,541)	3,242	3,259	(9)
Foreign currency forwards	–	(7)	(3)	(3)	–
Cash	92	–	(12)	(12)	–
Equity risk – total return swaps	79	–	357	357	–
	9,244	(8,243)	3,928	3,936	(9)
Net investment hedges
Foreign currency risk
Foreign currency forwards	46	(840)	(1,294)	(1,294)	–
Deposit liabilities	n/a	(6,287)	(67)	(66)	–
	46	(7,127)	(1,361)	(1,360)	–
Total	$9,290	$(15,370)	$2,567	$2,576	$(9)

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2025.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2024 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,865	$(4,699)	$1,775	$1,774	$29
Foreign currency/interest rate risk – swaps	245	(2,407)	1,363	1,369	7
Foreign currency risk
Swaps	6,090	(3,650)	1,826	1,787	10
Foreign currency forwards	–	–	5	5	–
Cash	74	–	9	9	–
Equity risk – total return swaps	38	(1)	263	263	–
	8,312	(10,757)	5,241	5,207	46
Net investment hedges
Foreign currency risk
Foreign currency forwards	410	(255)	178	178	–
Deposit liabilities	n/a	(7,571)	(62)	(62)	–
	410	(7,826)	116	116	–
Total	$8,722	$(18,583)	$5,357	$5,323	$46

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2024.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI gains/ (losses) as at November 1, 2024	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2025	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2025
For the year ended October 31, 2025 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(1,176)	$176	$742	$(258)	$332	$(590)
Foreign currency/interest rate risk	(699)	168	249	(282)	(296)	14
Foreign currency risk	(1,197)	3,236	(3,165)	(1,126)	(1,102)	(24)
Equity risk	57	357	(319)	95	95	–
	(3,015)	3,937	(2,493)	(1,571)	(971)	(600)
Net investment hedges
Foreign currency risk	(3,175)	(1,361)	139	(4,397)	(4,326)	(71)
Total	$(6,190)	$2,576	$(2,354)	$(5,968)	$(5,297)	$(671)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI gains/ (losses) as at November 1, 2023	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2024	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2024
For the year ended October 31, 2024 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(3,480)	$1,746	$558	$(1,176)	$(490)	$(686)
Foreign currency/interest rate risk	(2,007)	1,356	(48)	(699)	(733)	34
Foreign currency risk	(703)	1,830	(2,324)	(1,197)	(1,158)	(39)
Equity risk	(20)	263	(186)	57	57	–
	(6,210)	5,195	(2,000)	(3,015)	(2,324)	(691)
Net investment hedges
Foreign currency risk	(4,061)	116	770	(3,175)	(3,102)	(73)
Total	$(10,271)	$5,311	$(1,230)	$(6,190)	$(5,426)	$(764)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.